Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net (Textual)
Depreciation expenses	$ 50,826	$ 46,435	$ 23,589